Disclosures on equity - Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Net income attributable to non-controlling interests for the year ended	$ 7,076	$ 7,973	$ 6,751
Equity, non-controlling interests for the year ended	36,230	35,369
Dividends paid to non-controlling interests for the year ended	$ 6,265	7,369
SQM Potasio S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	0.00%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
Ajay SQM Chile S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	49.00%
Net income attributable to non-controlling interests for the year ended	$ 3,238	2,415
Equity, non-controlling interests for the year ended	9,795	8,986
Dividends paid to non-controlling interests for the year ended	$ 2,428	1,811
Soquimich Comercial S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	39.36168%
Net income attributable to non-controlling interests for the year ended	$ 3,838	5,558
Equity, non-controlling interests for the year ended	26,435	26,383
Dividends paid to non-controlling interests for the year ended	$ 3,837	5,558
Comercial Agrorama Ltda.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	30.00%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
SQM Indonesia S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	20.00%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
SQM Thailand Limited
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	0.002%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	$ 0
Comercial Hydro S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage		30.00%